Goodwill (Key assumptions used for value-in-use calculations) (Detail) - PRC power segment [member] ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Decrease 1% from management's estimates of future sales volume [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognised by the Group	¥ 322
Decrease 5% from management's estimates of future sales volume [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognised by the Group	2,930
Increase 1% from management's estimates of fuel price [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognised by the Group	170
Increase 5% from management's estimates of fuel price [member]
Disclosure of changes in accounting estimates [line items]
Impairment against goodwill to be further recognised by the Group	¥ 1,829